LEASES (Future Minimum Lease Obligations for Office Space) (Details) - Office Space [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Line Items]
2016	$ 1,201
2017	581
2018	373
2019	61
2020	15
Net minimum lease payments	$ 2,231